UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21809
Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2007

Shares	Description				Value

	Common Stocks – 96.5%

	Aerospace & Defense – 1.6%

20,500	Boeing Company				$1,822,655
4,500	Goodrich Corporation				231,660
33,500	Honeywell International Inc.				1,543,010
23,900	United Technologies Corporation				1,553,500

	Total Aerospace & Defense				5,150,825

	Air Freight & Logistics – 0.6%

28,200	United Parcel Service, Inc., Class B				1,976,820

	Airlines – 0.1%

5,400	AMR Corporation-DEL, (1)				164,430
9,600	Continental Airlines, Inc., (1)				349,344
3,250	Southwest Airlines Co.				47,775

	Total Airlines				561,549

	Auto Components – 0.3%

24,800	American Axle and Manufacturing Holdings Inc.				678,280
9,310	Cooper Tire & Rubber				170,280

	Total Auto Components				848,560

	Automobiles – 0.4%

911	Ford Motor Company				7,188
35,600	General Motors Corporation				1,090,784
2,500	Harley-Davidson Inc.				146,875

	Total Automobiles				1,244,847

	Beverages – 0.5%

35,500	Coca-Cola Company				1,704,000

	Capital Markets – 3.2%

35,000	Charles Schwab Corporation				640,150
8,500	Goldman Sachs Group, Inc.				1,756,355
104,500	JPMorgan Chase & Co.				5,055,710
31,000	Morgan Stanley				2,441,560
18,800	Waddell & Reed Financial, Inc., Class A				438,416

	Total Capital Markets				10,332,191

	Chemicals – 1.8%

1,000	Chemtura Corporation				10,930
51,000	Dow Chemical Company				2,338,860
38,955	E.I. Du Pont de Nemours and Company				1,925,546
2,700	Eastman Chemical Company				170,991
3,000	Lyondell Chemical Company				89,910
14,000	Olin Corporation				237,160
13,000	PPG Industries, Inc.				914,030
8,000	RPM International, Inc.				184,800

	Total Chemicals				5,872,227

	Commercial Banks – 8.5%

72,000	Banco Bradesco SA				2,911,680
167,515	Bank of America Corporation				8,546,615
8,000	Comerica Incorporated				472,960
9,000	Federated Investors Inc.				330,480
48,000	FirstMerit Corporation				1,013,280
27,720	HSBC Holdings PLC, Sponsored ADR				2,434,093
34,000	Lloyds TSB Group PLC, Sponsored ADR				1,511,980
2,133	National Australia Bank Limited, Sponsored ADR				347,359
18,800	National City Corporation				700,300
15,493	Regions Financial Corporation				547,987
91,383	U.S. Bancorp.				3,195,664
32,118	Wachovia Corporation				1,768,096
9,600	Washington Mutual, Inc.				387,648
98,100	Wells Fargo & Company				3,377,583

	Total Commercial Banks				27,545,725

	Commercial Services & Supplies – 1.4%

23,000	Automatic Data Processing, Inc.				1,113,200
1,400	Avery Dennison Corporation				89,964
46,100	Deluxe Corporation				1,545,733
1,000	Robert Half International Inc.				37,010
86,500	ServiceMaster Company				1,331,235
6,000	Standard Register Company				75,900
71,265	Synagro Technologies, Inc.				406,211

	Total Commercial Services & Supplies				4,599,253

	Communications Equipment – 1.3%

11,321	Alcatel SA				133,814
119,800	Cisco Systems, Inc., (1)				3,058,494
21,452	Corning Incorporated, (1)				487,818
22,500	Motorola, Inc.				397,575
1,000	Plantronics Inc.				23,620
3,291	QUALCOMM Inc.				140,394

	Total Communications Equipment				4,241,715

	Computers & Peripherals – 2.4%

15,467	Apple Computer, Inc., (1)				1,437,039
26,919	Dell Inc., (1)				624,790
25,000	EMC Corporation, (1)				346,250
65,500	Hewlett-Packard Company				2,629,170
27,500	International Business Machines Corporation (IBM)				2,592,150

	Total Computers & Peripherals				7,629,399

	Containers & Packaging – 0.3%

22,600	Chesapeake Corporation				341,260
21,200	Packaging Corp. of America				517,280

	Total Containers & Packaging				858,540

	Diversified Financial Services – 2.6%

1,500	Chicago Merchantile Exchange				798,690
140,929	Citigroup Inc.				7,235,295
4,000	Federal Home Loan Mortgage Corporation				237,960

	Total Diversified Financial Services				8,271,945

	Diversified Telecommunication Services – 4.1%

4,000	Alaska Communications Systems Group Inc.				59,000
139,200	AT&T Inc.				5,488,656
104,800	Citizens Communications Company				1,566,760
3,700	Compania Anonima Nacional Telefonos de Venezuela				64,343
15,600	FairPoint Communications Inc.				299,676
2,000	France Telecom SA				52,800
27,000	Iowa Telecommunications Services, Inc.				540,000
4,000	SK Telecom Company Limited				93,680
16,800	Telstra Corporation Limited, ADR				317,352
129,500	Verizon Communications Inc.				4,910,640

	Total Diversified Telecommunication Services				13,392,907

	Electric Utilities – 1.6%

5,400	Ameren Corporation				271,620
26,500	Centerpoint Energy Inc.				475,410
40,000	Companhia Energetica de Minas Gerais				1,946,000
13,600	Consolidated Edison, Inc.				694,416
12,000	Duquesne Light Holdings Inc.				237,480
6,000	Enel SpA, Sponsored ADR				321,000
14,700	Great Plains Energy Incorporated				477,015
8,882	Progress Energy, Inc.				448,008
3,849	TXU Corporation				246,721

	Total Electric Utilities				5,117,670

	Electrical Equipment – 0.9%

5,000	Cooper Industries, Ltd., Class A				224,950
60,000	Emerson Electric Co.				2,585,400
2,000	Hubbell Incorporated, Class B				96,480
1,000	Rockwell Automation, Inc.				59,870

	Total Electrical Equipment				2,966,700

	Electronic Equipment & Instruments – 0.1%

3,100	MEMC Electronic Materials, (1)				187,798

	Energy Equipment & Services – 1.6%

12,700	Baker Hughes Incorporated				839,851
12,000	Carbo Ceramics Inc.				558,600
2,500	Diamond Offshore Drilling, Inc.				202,375
17,600	Halliburton Company				558,624
2,500	National-Oilwell Varco Inc., (1)				194,475
5,000	Noble Corporation				393,400
8,000	Patterson-UTI Energy, Inc.				179,520
23,514	Schlumberger Limited				1,624,817
2,000	Tidewater Inc.				117,160
7,000	Transocean Inc., (1)				571,900

	Total Energy Equipment & Services				5,240,722

	Food & Staples Retailing – 1.1%

8,500	CVS Corporation				290,190
29,375	SUPERVALU Inc.				1,147,681
37,400	Wal-Mart Stores, Inc.				1,755,930
9,000	Whole Foods Market, Inc.				403,650

	Total Food & Staples Retailing				3,597,451

	Food Products – 0.3%

41,300	ConAgra Foods, Inc.				1,028,783

	Gas Utilities – 1.6%

77,000	KeySpan Corporation				3,168,550
35,390	Nicor Inc.				1,713,584
12,600	Spectra Energy Corporation				331,002

	Total Gas Utilities				5,213,136

	Health Care Equipment & Supplies – 0.5%

2,700	Baxter International Inc.				142,209
3,360	Boston Scientific Corporation, (1)				48,854
29,000	Medtronic, Inc.				1,422,740

	Total Health Care Equipment & Supplies				1,613,803

	Health Care Providers & Services – 0.7%

9,173	Aetna Inc.				401,686
29,000	Health Management Associates Inc.				315,230
30,100	UnitedHealth Group Incorporated				1,594,397

	Total Health Care Providers & Services				2,311,313

	Hotels Restaurants & Leisure – 1.0%

4,800	Harrah’s Entertainment, Inc.				405,360
5,500	International Game Technology				222,090
31,900	McDonald’s Corporation				1,437,095
11,000	OSI Restaurant Partners Inc.				434,500
12,813	Tim Hortons Inc.				389,771
10,200	Wendy’s International, Inc.				319,260

	Total Hotels Restaurants & Leisure				3,208,076

	Household Durables – 1.4%

5,000	Black & Decker Corporation				408,100
1,000	D.R. Horton, Inc.				22,000
2,200	Furniture Brands International, Inc.				34,716
13,500	Kimball International Inc., Class B				260,280
1,000	La Z Boy Inc.				12,380
55,500	Newell Rubbermaid Inc.				1,725,495
12,000	Snap-on Incorporated				577,200
13,500	Stanley Works				747,360
8,998	Whirlpool Corporation				764,020

	Total Household Durables				4,551,551

	Household Products – 2.1%

20,000	Kimberly-Clark Corporation				1,369,800
85,500	Procter & Gamble Company				5,400,180

	Total Household Products				6,769,980

	Industrial Conglomerates – 4.3%

15,600	3M Co.				1,192,308
6,700	American Standard Companies Inc.				355,234
302,676	General Electric Company				10,702,623
23,200	Genuine Parts Company				1,136,800
14,166	Tyco International Ltd.				446,937

	Total Industrial Conglomerates				13,833,902

	Insurance – 4.5%

20,000	Allstate Corporation				1,201,200
38,140	American International Group, Inc.				2,563,771
9,000	Arthur J. Gallagher & Co.				254,970
149,977	Fidelity National Title Group Inc., Class A				3,600,948
74,334	Lincoln National Corporation				5,039,102
13,000	Marsh & McLennan Companies, Inc.				380,770
12,600	Mercury General Corporation				668,304
16,400	Travelers Companies, Inc.				849,028
1,500	Unitrin, Inc.				70,605

	Total Insurance				14,628,698

	Internet & Catalog Retail – 0.1%

14,500	Amazon.com, Inc., (1)				576,955

	Internet Software & Services – 2.0%

43,000	eBay Inc., (1)				1,425,450
6,400	Google Inc., Class A, (1)				2,932,224
104,600	United Online, Inc.				1,467,538
23,800	Yahoo! Inc., (1)				744,702

	Total Internet Software & Services				6,569,914

	IT Services – 0.1%

5,374	Fidelity National Information Services				244,302

	Leisure Equipment & Products – 0.5%

5,000	Brunswick Corporation				159,250
2,000	Eastman Kodak Company				45,120
39,200	Mattel, Inc.				1,080,744
8,000	Polaris Industries Inc.				383,840

	Total Leisure Equipment & Products				1,668,954

	Machinery – 1.5%

25,000	Briggs & Stratton Corporation				771,250
30,000	Caterpillar Inc.				2,010,900
5,100	Deere & Company				554,064
11,000	Illinois Tool Works Inc.				567,600
19,000	Ingersoll Rand Company Limited, Class A				824,030
3,000	Pentair, Inc.				93,480
2,100	Volvo AB				176,547

	Total Machinery				4,997,871

	Media – 2.0%

55,000	Citadel Broadcasting Corporation				523,050
1,500	Clear Channel Communications, Inc.				52,560
17,600	Dow Jones & Company, Inc.				606,672
55,700	Entrcom Communications Corporation				1,569,626
39,000	New York Times, Class A				916,890
500	Reed Elsevier NV, Sponsored ADR				17,750
76,486	Regal Entertainment Group, Class A				1,519,777
99,500	Westwood One, Inc.				683,565
18,500	World Wrestling Entertainment Inc.				301,550
19,000	XM Satellite Radio Holdings Inc., Class A, (1)				245,480

	Total Media				6,436,920

	Metals & Mining – 1.8%

38,104	Companhia Siderurgica Nacional S.A., Sponsored ADR				1,632,375
764	Freeport-McMoRan Copper & Gold, Inc.				50,556
57,336	Southern Copper Corporation				4,108,698

	Total Metals & Mining				5,791,629

	Multiline Retail – 0.7%

18,000	Dollar General Corporation				380,700
19,200	Federated Department Stores, Inc.				864,960
5,500	J.C. Penney Company, Inc.				451,880
12,800	Nordstrom, Inc.				677,632

	Total Multiline Retail				2,375,172

	Multi-Utilities – 1.7%

1,450	Dominion Resources, Inc.				128,717
76,000	Duke Energy Corporation				1,542,040
58,575	Integrys Energy Group, Inc.				3,251,498
10,500	ONEOK, Inc.				472,500
6,600	United Utilities PLC, Sponsored ADR				196,020

	Total Multi-Utilities				5,590,775

	Oil, Gas, & Consumable Fuels – 8.5%

68,900	Chevron Corporation				5,095,844
17,026	ConocoPhillips				1,163,727
185,000	Exxon Mobil Corporation				13,958,250
3,600	Frontline Limited				127,800
12,800	General Maritime Corporation				369,664
7,800	Marathon Oil Corporation				770,874
141,559	Norsk Hydro ASA				4,645,966
24,500	Occidental Petroleum Corporation				1,208,095
386	Ship Financial International Limited				10,576
3,000	YPF Sociedad Anonima				126,570

	Total Oil, Gas, & Consumable Fuels				27,477,366

	Paper & Forest Products – 0.9%

11,000	Bowater Incorporated				262,020
8,500	International Paper Company				309,400
32,400	Weyerhaeuser Company				2,421,576

	Total Paper & Forest Products				2,992,996

	Personal Products – 0.3%

23,000	Avon Products, Inc.				856,980

	Pharmaceuticals – 9.2%

65,000	Abbott Laboratories				3,627,000
146,264	Bristol-Myers Squibb Company				4,060,289
2,000	CV Therapeutics Inc., (1)				15,740
31,132	Eli Lilly and Company				1,672,100
89,900	Johnson & Johnson				5,417,374
140,500	Merck & Co. Inc.				6,205,885
288,500	Pfizer Inc.				7,287,510
30,500	Wyeth				1,525,915

	Total Pharmaceuticals				29,811,813

	Real Estate – 3.3%

9,700	American Home Mortgage Investment Corp.				261,803
60,671	Apartment Investment & Management Company, Class A				3,500,110
2,800	Colonial Properties Trust				127,876
57,500	Healthcare Realty Trust, Inc.				2,144,750
47,000	Hospitality Properties Trust				2,199,600
17,500	Lexington Corporate Properties Trust				369,775
53,300	Nationwide Health Properties, Inc.				1,666,158
20,000	Senior Housing Properties Trust				478,000

	Total Real Estate Investment Trust				10,748,072

	Road & Rail – 0.5%

39,500	CSX Corporation				1,581,975

	Semiconductors & Equipment – 2.7%

47,000	Analog Devices, Inc.				1,621,030
11,500	Applied Materials, Inc.				210,680
208,849	Intel Corporation				3,995,281
44,000	Maxim Integrated Products, Inc.				1,293,600
30,600	Microchip Technology Incorporated				1,087,218
13,400	NVIDIA Corporation, (1)				385,652

	Total Semiconductors & Equipment				8,593,461

	Software – 3.2%

7,700	Adobe Systems Incorporated, (1)				321,090
273,500	Microsoft Corporation				7,622,445
9,000	NAVTEQ Corporation, (1)				310,500
99,976	Oracle Corporation, (1)				1,812,565
3,500	Salesforce.com, Inc., (1)				149,870

	Total Software				10,216,470

	Specialty Retail – 2.3%

6,450	Abercrombie & Fitch Co., Class A				488,136
25,500	American Eagle Outfitters, Inc.				764,745
17,000	Best Buy Co., Inc.				828,240
7,000	Chico’s FAS, Inc., (1)				171,010
14,151	Gap, Inc.				243,539
26,012	Home Depot, Inc.				955,681
30,700	Limited Brands, Inc.				800,042
23,000	Lowe’s Companies, Inc.				724,270
42,000	Pier 1 Imports, Inc.				290,220
12,000	RadioShack Corporation				324,360
7,300	Sherwin-Williams Company				482,092
6,000	Talbots, Inc.				141,720
1,000	Tiffany & Co				45,480
12,000	TJX Companies, Inc.				323,520
58,000	Tuesday Morning Corporation				860,720

	Total Specialty Retail				7,443,775

	Textiles Apparel & Luxury Goods – 0.7%

702	Cherokee Inc.				30,228
20,000	VF Corporation				1,652,400
55,718	Xerium Technologies, Inc.				446,858

	Total Textiles Apparel & Luxury Goods				2,129,486

	Thrifts & Mortgage Finance – 0.8%

18,900	Federal National Mortgage Association				1,031,562
88,000	New York Community Bancorp, Inc.				1,547,920

	Total Thrifts & Mortgage Finance				2,579,482

	Tobacco – 2.6%

65,586	Altria Group, Inc.				5,759,107
3,000	Reynolds American Inc.				187,230
30,000	UST Inc.				1,739,400
47,422	Vector Group Ltd.				887,266

	Total Tobacco				8,573,003

	Trading Companies & Distributors – 0.0%

1,000	W.W. Grainger, Inc.				77,240

	Transportation Infrastructure – 0.0%

4,000	Stolt-Nielsen S.A., Sponsored ADR				118,040

	Wireless Telecommunication Services – 0.3%

32,000	Vodafone Group PLC, Sponsored ADR				859,520

	Total Common Stocks (cost $265,384,021)				312,812,257

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 5.0%

$16,257	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $16,263,899, collateralized by $16,995,000 U.S. Treasury Bills, 0.000%, due 9/27/07, value $16,587,120	4.900%	4/02/07		$16,257,261

	Total Short-Term Investments (cost $16,257,261)				16,257,261

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.3%

243	S&P 500 Index	$31,590,000	4/21/07	$1300	$30,375
266	S&P 500 Index	35,245,000	4/21/07	1325	53,200
231	S&P 500 Index	29,452,500	5/19/07	1275	79,695
506	S&P 500 Index	65,780,000	5/19/07	1300	237,820
231	S&P 500 Index	30,030,000	6/16/07	1300	182,490
277	S&P 500 Index	36,702,500	6/16/07	1325	285,310

1,754	Total Put Options (cost $896,690)	228,800,000			868,890

	Total Investments (cost $282,537,972) – 101.8%				329,938,408

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options Written – (1.9)% (3)
(217)	S&P 500 Index	$(29,837,500)	4/21/07	$1375	$(1,185,905)
(229)	S&P 500 Index	(32,060,000)	4/21/07	1400	(775,165)
(448)	S&P 500 Index	(63,840,000)	4/21/07	1425	(743,680)
(204)	S&P 500 Index	(28,560,000)	5/19/07	1400	(921,060)
(219)	S&P 500 Index	(31,207,500)	5/19/07	1425	(618,675)
(219)	S&P 500 Index	(30,660,000)	6/16/07	1400	(1,190,265)
(218)	S&P 500 Index	(31,065,000)	6/16/07	1425	(816,410)

(1,754)	Total Call Options Written (premiums received $6,857,545)	(247,230,000)			(6,251,160)

	Other Assets Less Liabilities – 0.1%				438,232

	Net Assets – 100%				$324,125,480

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and Federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $282,537,972.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$49,111,954
Depreciation	(1,711,518)

Net unrealized appreciation (depreciation) of investments	$47,400,436

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.